INCOME TAX (Schedule of Income Tax Reconciliation) (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 04, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Domestic		$ (6,215)	$ (9,634)	$ 915
Foreign		(839)	(2,268)	301
Income (loss) before income tax, as reported in the consolidated statements of operations		$ (7,054)	$ (11,902)	$ 1,216
Statutory tax rate in Israel	25.00%	24.00%	25.00%	26.50%
Theoretical tax expense (benefit)		$ (1,693)	$ (2,976)	$ 322
Current year carryforward losses and other differences for which a valuation allowance was recorded		0	0	2
Changes in valuation allowance		3,295	5,257	(211)
Gain from bargain purchase and non-recoverable withholding taxes		0	(1,516)
Changes in foreign currency exchange rate and other differences		(1,870)	255	44
Changes in tax rate		414	828	0
Non-deductible expenses and other differences		(539)	243	40
Actual income tax expense (benefit)		$ (393)	$ 2,091	$ 197